Supplement to the

Fund
Class A
		Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Mid Cap Value Fund	FMPAX	FMPTX	FMPBX	FMPEX	FMPOX
Fidelity Advisor Stock Selector Large Cap Value Fund	FLUAX	FLUTX	FLUBX	FLUEX	FLUIX

Fidelity Advisor Mid Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Mid Cap Value Fund; and Fidelity Advisor Stock Selector Large Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Stock Selector Large Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2015

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Description of the Trust" section beginning on page 58.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ACOM1B-15-01  June 1, 2015
1.848945.116

Supplement to the

Fidelity® Mid Cap Value Fund (FSMVX), and Fidelity Stock Selector Large Cap Value Fund (FSLVX)

Fidelity Mid Cap Value Fund is a Class of shares of Fidelity Mid Cap Value Fund and Fidelity Stock Selector Large Cap Value Fund is a Class of shares of Fidelity Stock Selector Large Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2015

The following information replaces the similar information found in the "Description of the Trust" section on page 55.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

LMCB-15-01  June 1, 2015
1.774031.123

Supplement to the
Fidelity Advisor® Mid Cap Value Fund
Institutional Class
April 1, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AMCVI-15-01  June 1, 2015
1.855558.111

Supplement to the
Fidelity Advisor® Stock Selector Large Cap Value Fund
Institutional Class
April 1, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ALCVI-15-01  June 1, 2015
1.855556.113